Nonconsolidated Partially-Owned Affiliates Summarized Income Statement Data (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Equity Method Investments, Summarized Income Statement Information [Line Items]
Income attributable to noncontrolling interests	$ 26	$ 10
Net income attributable to the entity	1,543	880
Equity Method Investments
Equity Method Investments, Summarized Income Statement Information [Line Items]
Net sales	21,456	12,922	$ 10,820
Gross profit	3,119	1,911	1,638
Net income	$ 1,569	$ 890	790
Income attributable to noncontrolling interests			3
Net income attributable to the entity			$ 787